NOTE 14. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2015
Note 14. Future Minimum Rental Income Under Operating Leases Tables
Future minimum rental income under operating leases
Year Ending December 31,	Future Minimum Rentals
2016	$10,462
2017	5,314
2018	2,302
2019	1,314
2020	1,314
Later years	329
Total	$21,035